5. Concentrations	11 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
5. Concentrations

NOTE 5 – Concentrations

For the period January 29, 2013 to December 31, 2013, the Company’s largest customer accounted for approximately 51% of sales.

For the period January 29, 2013 to December 31, 2013, the Company purchased approximately 81% of its products on one distributor.